FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
Summary of assets (liabilities) measured at fair value on a recurring basis

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$116.9	$—	$—	$116.9
Derivative contracts:
Foreign currency forward and collar contracts	—	2.8	—	2.8
Energy swap contracts	—	21.5	—	21.5
Total return swap contracts	—	1.9	—	1.9
	$116.9	$26.2	$—	$143.1

Summary of information about derivative contracts outstanding

	December 31, 2022		December 31, 2021
	Asset / (Liability)		Asset / (Liability)
	Fair Value	AOCI	Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts(i) (a)	$2.8	$1.3	$(4.5)	$(3.5)

Commodity contracts
Energy swap contracts(ii) (b)	21.5	16.2	40.4	30.4

Other contracts
Total return swap contracts (c)	1.9	—	1.7	—
Total all contracts	$26.2	$17.5	$37.6	$26.9

Unrealized fair value of derivative assets
Current	$25.5		$30.0
Non-current(iii)	1.5		15.1
	$27.0		$45.1

Unrealized fair value of derivative liabilities
Current(iv)	$(0.8)		$(4.0)
Non-current	$—		(3.5)
	$(0.8)		$(7.5)
Total net fair value	$26.2		$37.6

(i)	Of the total amount recorded in AOCI as at December 31, 2022, $0.4 million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(ii)	Of the total amount recorded in AOCI as at December 31, 2022, $16.2 million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(iii)	See Note 7vii.
(iv)	See Note 7ix.

Summary of foreign currency forward and collar contracts outstanding

Foreign currency	2023	2024
Brazilian real zero cost collars (in millions of U.S. dollars)	$98.4	$27.6
Average put strike (Brazilian real)	5.15	5.55
Average call strike (Brazilian real)	7.06	9.01
Canadian dollar forward buy contracts (in millions of U.S. dollars)	$41.4	$—
Average rate (Canadian dollar)	1.33	—
Chilean peso zero cost collars (in millions of U.S. dollars)	$42.0	$—
Average put strike (Chilean peso)	810	—
Average call strike (Chilean peso)	1,040	—

Summary of energy swap contracts outstanding

Energy	2023
WTI oil swap contracts (barrels)	565,200
Average price ($/barrel)	$39.58